Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 36,087	[1]	€ 36,164
On Cyte IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	33,676		33,677
C-Cath Development Costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	640		673
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	883		883
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	833		876
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 55		€ 55

[1]	The interim condensed financial statements are unaudited financial statements